Revenues	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer [Abstract]
Revenue
15.	REVENUES

The Group’s revenue by channel for the respective periods are detailed as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Sales of product by channel
—Sales to end customers through platforms	578,486	2,570,107	4,023,144
—Sales to platform distributor customers	56,830	359,629	678,873
—Others	-	101,431	531,153
Total revenues	635,316	3,031,167	5,233,170